Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 08, 2025	Apr. 11, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Authorized share capital	$ 50,000
Voting rights	Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share was then entitled to 10 votes per share.
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	3,125,000
Ordinary shares, par value	$ 0.008
Ordinary shares, shares outstanding	920,625			489,375
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Ordinary shares, shares outstanding			920,625
Ordinary shares, shares issued			920,625
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	3,125,000
Ordinary shares, par value	$ 0.008
Ordinary shares, shares outstanding	1,760,625			1,760,625
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Ordinary shares, shares outstanding		1,760,625
Ordinary shares, shares issued		1,760,625